Revenue - Disaggregation of Revenue from Contracts with Customers by Form (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 73,321	$ 66,927
Dried Flower
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	51,424	58,246
Vapes
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	18,447	504
Oil
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	3,145	$ 8,177
Edibles
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	263
Concentrates
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 42